Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current Assets
Cash and Cash Equivalents	$ 101,363	$ 25,975
Accounts Receivable - net	88,201	56,740
Total Current Assets	189,564	82,715
Fixed Assets, net	2,878	5,097
Other Assets:
Due From Shareholder	50,128	48,600
Long-Term Deferred Tax Asset	7,115	6,898
Other Assets	0	7,641
Total Other Assets	57,243	63,139
TOTAL ASSETS	249,685	150,951
Current Liabilities
Accounts Payable	79,625	3,766
Accrued Expenses	52,297	71,487
Total Current Liabilities	131,922	75,253
Long-Term Liabilities
Amounts Due Shareholder	50,295	48,762
Total Long-Term Liabilities	50,295	48,762
TOTAL LIABILITIES	182,217	124,015
Preferred Shares, $.001 par value, 20,000,000 shares authorized, -0- and -0- shares issued and outstanding	0	0
Ordinary shares, $.001 par value, 50,000,000 shares authorized, 7,500,000 and 7,500,000 shares issued and outstanding	7,500	7,500
Additional Paid-in Capital	21,674	21,674
Cumulative Translation Adjustment	1,381	0
Retained Earnings / Accumulated Deficit	36,913	(2,238)
Total Shareholders' Equity	67,468	26,936
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	$ 249,685	$ 150,951